Commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
South African, Peruvian, Ghanaian, and Australian operations
Disclosure of Information about Guarantees [Line Items]
Environmental obligation guarantees amount	$ 233.6	$ 221.0